Equity (Details)																																				1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 23, 2025 USD ($) shares	Aug. 25, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Apr. 29, 2025 USD ($) $ / shares shares	Mar. 26, 2025 shares	Mar. 24, 2025 $ / shares shares	Mar. 21, 2025 USD ($) shares	Mar. 18, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) Shareholders shares	Feb. 02, 2025 shares	Jan. 28, 2025 USD ($) $ / shares shares	Jan. 16, 2025 $ / shares shares	Nov. 01, 2024 shares	Sep. 24, 2024 USD ($) $ / shares shares	Sep. 13, 2024 $ / shares shares	Aug. 02, 2024 USD ($) shares	Aug. 01, 2024 shares	Jul. 31, 2024 USD ($) shares	May 03, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Mar. 06, 2024 USD ($) $ / shares shares	Mar. 01, 2024	Nov. 21, 2023 USD ($) $ / shares shares	Sep. 13, 2023 USD ($) shares	Aug. 25, 2023 USD ($) shares	Jul. 01, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 01, 2023	May 15, 2023 USD ($) shares	Apr. 14, 2023 USD ($) shares	Mar. 02, 2023 USD ($) $ / shares shares	Feb. 01, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Apr. 14, 2025 $ / shares shares	Oct. 25, 2024 shares	Apr. 28, 2023 shares	Jul. 15, 2022 $ / shares shares
Equity [Line Items]
Common stock, shares authorized	[1]																																					2,000,000,000			2,000,000,000			2,000,000,000
Common stock, par value (in Dollars per share) | $ / shares																																						$ 0.0001	[1]		$ 0.0001	[1]		$ 0.0001	[1],[2]	$ 0.0001	[2]
Common stock, shares outstanding	[1]																																					744,121			744,121			125,421
Common stock, shares issued	[1]																																					744,121			744,121			125,421
Exercisable price (in Dollars per share) | $ / shares																$ 392									$ 5,600													$ 12,257			$ 12,257										$ 2,817
Gross proceeds (in Dollars) | $																									$ 6,000,000																		$ 6,993,059	$ 6,993,058		$ 1,463,585
Acquisition of common shares																6,357		929
Warrants outstanding																																						65			65									167
Gross proceeds from prefunded warrants (in Dollars) | $																																									$ 1,511,443
Issuance costs (in Dollars) | $																$ 955,000									762,194
Recognized in equity (in Dollars) | $																					$ 1,117,832																				$ 43,535		1,610,778
Recognized share issued value (in Dollars) | $																2																								$ 7,045,000			7,045,000
Common stock additional paid in capital (in Dollars) | $					$ 492,945											$ 7,044,998		325,819			$ 1,117,832	$ 492,945				$ 249,997	$ 140,000					$ 293,589
Fully vested shares												125		51	125				125		125																				500			1,750
Transaction costs (in Dollars) | $																		$ 51,942
Warrants issued																																																			49
Beneficial ownership limitation percentage																4.99%
issuance warrants percentage																9.99%
Preferred stock shares authorized																																						500,000,000			500,000,000			500,000,000
Series A preferred stock, par value (in Dollars per share) | $ / shares																																						$ 0.0001			$ 0.0001			$ 0.0001
Warrants outstanding term																																												4 years 9 months 25 days		2 years 9 months 21 days
Contractual floor price (in Dollars per share) | $ / shares						$ 11.27
Adjusted replacement warrants						236,543
Replacement warrant aggregate exercise value (in Dollars) | $						$ 2,665,836
Granted stock options																																												66		167
Contractual life																							10 years					10 years						10 years		10 years	10 years
Stock options value (in Dollars) | $																												$ 3,940																		$ 37,500
Percentage of option vesting for remaining period																													75.00%								75.00%
Exercise price per share (in Dollars per share) | $ / shares																							$ 1,400					$ 7,000	$ 7,000					$ 7,000	$ 840		$ 7,000
Weighted average life of stock options outstanding																														10 years
Expire after day														90 days
Share based compensation expense (in Dollars) | $																																									$ (29,817)		$ 57,521	$ 97,167		$ 487,738
Pre funded warrants																14,051
Pre funded warrants percentage																4.99%
Stock options, shares																																			45
Common stock, value (in Dollars) | $																																			$ 37,500			$ 74	[1]		$ 74	[1]		$ 12	[1]
Stock options value (in Dollars) | $																							$ 52,845											$ 10,767		$ 16,178	$ 584,787
Number of common stock purchase warrants																																	179
Underwriter warrants issued																									54
Underwriting fees (in Dollars) | $																									$ 730,000
Expenses (in Dollars) | $																									$ 32,194
Floor price (in Dollars per share) | $ / shares																																												$ 78.4
Expiration, term																	180 days
Exercise price (in Dollars per share) | $ / shares																																				$ 7,000
Reissued options																													57
Options vest, percentage																												25.00%
Remaining options vest, percentage																												75.00%
Weighted average life of stock options outstanding																																												6 years 10 months 17 days		7 years 10 months 2 days
Series A Warrants [Member]
Equity [Line Items]
Common stock, shares issued													39,565
Gross proceeds (in Dollars) | $													$ 1,938,772
Warrants [Member]
Equity [Line Items]
Common stock, shares issued																	72									72
Exercisable price (in Dollars per share) | $ / shares																	$ 4,200																$ 4,200					$ 12.54			$ 12.54			$ 88.67
Warrants outstanding																																						236,898			236,898			139,978
Gross proceeds from prefunded warrants (in Dollars) | $				$ 1,668,219
Number of stock issued																																	179
Recognized share issued value (in Dollars) | $																																	$ 750,000
Warrants outstanding term																																						4 years 10 months 24 days			4 years 10 months 24 days			4 years 9 months 25 days
Number of shares repriced warrants				236,543
Exercise price of unregistered warrants (in Dollars per share) | $ / shares				$ 6.62
Issuance cost of unregistered warrants (in Dollars) | $				$ 156,775
Expiration, term																	180 days
Pre-Funded Warrants [Member]
Equity [Line Items]
Common stock, shares issued																5,831
Exercisable price (in Dollars per share) | $ / shares																$ 0.49
Acquisition of common shares																36,531
Number of stock issued																1,816
Warrants issued																4,015
Replacement Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares													$ 67.38
Warrants outstanding													39,565
Warrants outstanding term													5 years
Series A and Series B Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																$ 1,862
Placement Agent Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																$ 1,646
Warrants issued																292
Series B Warrant [Member]
Equity [Line Items]
Number of shares																1
License # 2 IPR&D Asset [Member]
Equity [Line Items]
Acquisition of common shares												125
Five Investors [Member]
Equity [Line Items]
Number shares hold by investor						47,309
Institutional Investors [Member]
Equity [Line Items]
Common stock, shares issued								36,899
Warrants outstanding								47,230
Independent Director [Member]
Equity [Line Items]
Granted stock options																																					57
Weighted average life of stock options outstanding																								10 years
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																																						2,000,000,000			2,000,000,000			81,632,654		42,857,143
Common stock, par value (in Dollars per share) | $ / shares																																												$ 0.0001		$ 0.0001
Common stock, shares outstanding																																														12,384
Common stock, shares issued																	60								4,079	60	33				7	70	179		45									438,987
Acquisition of common shares					194											10,437		265			125	679																		125	3,554		444
Stock repurchased during period, shares											3
Number of shareholders (in Shareholders) | Shareholders											2
Total consideration (in Dollars) | $											$ 52
Number of shares							3,429																																							1,071
Issuance of pre-delivery shares																																						10,300			10,300
Number of stock issued																																	179							5,831			5,831
Recognized in equity (in Dollars) | $					$ 492,945											$ 7,045,000					$ 1,117,833	$ 492,945
Recognized share issued value (in Dollars) | $																1		$ 325,819																						1			1
Common stock additional paid in capital (in Dollars) | $																$ 7,044,999					$ 1,117,833										$ 30,000
Fully vested shares																																									120			572
Stock options value (in Dollars) | $
Stock options value (in Dollars) | $
Common Stock [Member] | Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares								$ 0.00035								$ 1,372																																$ 0.00035
Fully vested shares																					500
Additional Paid-in Capital [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $																																									$ 43,535		1,610,778
Recognized share issued value (in Dollars) | $																																	$ 750,000							$ 7,044,999			7,044,999
Stock options value (in Dollars) | $																																														$ 37,500
Stock options value (in Dollars) | $																																			$ 37,500
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																												500,000,000		75,000,000
Series A preferred stock, par value (in Dollars per share) | $ / shares																																												$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Office and Administrative [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																									49,785		79,600	$ 93,449		$ 3,718
Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																									67,942		10,421
Office and Administration [Member] | Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																									(73,768)		5,832
Research and Development Expense [Member] | Discontinued Operations [Member]
Equity [Line Items]
Share based compensation expense (in Dollars) | $																																									13,964		$ 3,543
Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock, shares issued																				929
Gross proceeds (in Dollars) | $																				$ 51,942
Number of shares repurchases										9
Shares repurchase price per shares (in Dollars per share) | $ / shares										$ 14,700
Gross proceeds from prefunded warrants (in Dollars) | $									$ 1,484,028
Issuance costs (in Dollars) | $									$ 238,722
Equity interest																				14.00%
Securities Purchase Agreement [Member] | Warrants [Member]
Equity [Line Items]
Number of shares repurchases										11
Shares repurchase price per shares (in Dollars per share) | $ / shares										$ 14,700
Securities Purchase Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Number of shares									36,899
Warrants outstanding									47,230
Securities Purchase Agreement [Member] | Common Stock [Member] | Warrants [Member]
Equity [Line Items]
Total consideration (in Dollars) | $										$ 127
Warrant Inducement Transaction [Member]
Equity [Line Items]
Common stock, shares issued			236,543
Gross proceeds (in Dollars) | $			$ 1,668,219
Issuance costs (in Dollars) | $			$ 156,775
Equity Line of Credit [Member]
Equity [Line Items]
Common stock, shares issued		56,700
Issuance of pre-delivery shares		10,300
Total proceeds on per-delivery shares (in Dollars) | $		$ 7
Commitment fee (in Dollars) | $		$ 306,180
At-The-Market Sales Issuance Agreement [Member]
Equity [Line Items]
Total commissions and fees (in Dollars) | $																																									$ 58,188
At-The-Market Sales Issuance Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Number of stock issued																																									187,843
Gross proceeds (in Dollars) | $																																									$ 1,730,292
Net proceeds from sale of common stock (in Dollars) | $																																									$ 1,672,104
Exclusive License Agreement [Member]
Equity [Line Items]
Common stock, shares issued																																																47,230
Subsequent Event [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares								$ 5.04
Granted stock options														253
Weighted average life of stock options outstanding													5 years
Weighted average exercise price (in Dollars per share) | $ / shares														$ 2,334
Expire after day														90 days
Subsequent Event [Member] | Series A Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 14
Subsequent Event [Member] | Replacement Warrants [Member]
Equity [Line Items]
Warrants issued								528,940					138,485
IPO [Member]
Equity [Line Items]
Recognized share issued value (in Dollars) | $																									$ 1,071
Expenses (in Dollars) | $																									450,079
Equity interest [Member]
Equity [Line Items]
Equity interest																																	50.00%
Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Vesting percentage																								25.00%												25.00%	25.00%
Percentage of option vesting for remaining period																								75.00%										75.00%		75.00%
Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Fully vested shares																					1,750
Independent Directors [Member]
Equity [Line Items]
Vesting percentage																							25.00%											25.00%
Percentage of option vesting for remaining period																							75.00%
Stock Options [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																																				$ 24,500
Number of stock issued																																												1,312
Number of shares allocated																																									354			354		1,239
Granted stock options																							16					1						7		3	159
Contractual life																							10 years													10 years
Stock options value (in Dollars) | $																							$ 52,845													$ 16,178
Exercise price per share (in Dollars per share) | $ / shares																							$ 4,900
Weighted average life of stock options outstanding																																									6 years 2 months 12 days			6 years 10 months 17 days
Weighted average exercise price (in Dollars per share) | $ / shares														$ 5,936
Share based compensation expense (in Dollars) | $																									$ 6,000,000
Stock Options [Member] | Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Vesting percentage																							25.00%													25.00%
Percentage of option vesting for remaining period																							75.00%													75.00%
Related Party [Member]
Equity [Line Items]
Accrued bonuses (in Dollars) | $																																												$ 150,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																																						6,372,874			6,372,874
Preferred stock, shares outstanding																																						6,372,874			6,372,874
Preferred stock issued as bonus (in Dollars) | $																																						$ 75,000			$ 75,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Acquisition of common shares
Issuance of pre-delivery shares
Number of stock issued
Recognized in equity (in Dollars) | $
Recognized share issued value (in Dollars) | $
Series B Preferred Stock [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred stock, shares issued							6,372,874
Non-Convertible Series B Preferred Stock [Member]
Equity [Line Items]
Non trading shares							3,036,437																																										3,336,437
Series 1 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																									153
Conversion of preferred shares into common shares																									153
Series 2 Preferred Stock [Member]
Equity [Line Items]
Conversion of preferred shares into common shares																									2,596
Series 2 Preferred Stock [Member] | IPO [Member]
Equity [Line Items]
Preferred stock, shares issued																									2,596
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion of preferred shares into common shares																									1,330
Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Number of shares
Stock options value (in Dollars) | $
Series A Preferred Stock [Member] | IPO [Member]
Equity [Line Items]
Preferred stock, shares issued																									1,330
Series A and Series B Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																																												$ 532
Series A Warrants Outstanding [Member]
Equity [Line Items]
Warrants outstanding																																												138,485
Floor price (in Dollars per share) | $ / shares																																												$ 78.4
Series B Warrants Outstanding [Member]
Equity [Line Items]
Warrants outstanding																																												134,425
Series B Warrants Outstanding [Member] | Common Stock [Member]
Equity [Line Items]
Number of stock issued																																												403,275
Maximum [Member] | Series A Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares													$ 274.4
Maximum [Member] | Warrants [Member]
Equity [Line Items]
Warrant repriced per share (in Dollars per share) | $ / shares				$ 11.27
Maximum [Member] | Institutional Investors [Member]
Equity [Line Items]
Beneficial ownership limitation percentage								9.99%
Maximum [Member] | Warrant Inducement Transaction [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares			$ 11.27
Maximum [Member] | At-The-Market Sales Issuance Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Sales prices ranging (in Dollars per share) | $ / shares																																						$ 3.39			$ 3.39
Minimum [Member] | Series A Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares													$ 49
Minimum [Member] | Warrants [Member]
Equity [Line Items]
Warrant repriced per share (in Dollars per share) | $ / shares				$ 7.05
Minimum [Member] | Institutional Investors [Member]
Equity [Line Items]
Beneficial ownership limitation percentage								4.99%
Minimum [Member] | Warrant Inducement Transaction [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares			$ 7.0525
Minimum [Member] | At-The-Market Sales Issuance Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Sales prices ranging (in Dollars per share) | $ / shares																																						$ 2.26			$ 2.26
Previously Reported [Member]
Equity [Line Items]
Common stock, shares authorized	[2]																																											285,714,286		285,714,286
Common stock, shares outstanding	[2]																																											438,987		12,384
Common stock, shares issued	[2]																																											438,987		12,384
Recognized in equity (in Dollars) | $																																												$ 1,610,778
Recognized share issued value (in Dollars) | $																																												7,045,000
Fully vested shares															437				437		438
Warrants issued																																																			167
Common stock, value (in Dollars) | $	[2]																																											$ 44		$ 1
Previously Reported [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																$ 0.14
Warrants issued																20,408
Previously Reported [Member] | Placement Agent Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share) | $ / shares																$ 470.4
Warrants issued																1,021
Previously Reported [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																																												285,714,286
Acquisition of common shares																																												1,991
Number of stock issued																																												20,408
Recognized in equity (in Dollars) | $
Recognized share issued value (in Dollars) | $																$ 7,045,000																												2
Previously Reported [Member] | Additional Paid-in Capital [Member]
Equity [Line Items]
Recognized in equity (in Dollars) | $																																												1,610,778
Recognized share issued value (in Dollars) | $																																												$ 7,044,998
Previously Reported [Member] | Subsequent Event [Member]
Equity [Line Items]
Fully vested shares												438
Previously Reported [Member] | Stock Options [Member]
Equity [Line Items]
Number of shares allocated																																												1,239
Granted stock options																							57													9
Previously Reported [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Acquisition of common shares
Number of stock issued
Recognized in equity (in Dollars) | $
Recognized share issued value (in Dollars) | $

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”